Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2020	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000031307
Account Value [Line Items]
Line Graph and Table Measure Name				Class 1
Accumulated Value		$ 10,000			$ 11,202		$ 11,372		$ 10,046		$ 10,719		$ 10,560		$ 13,506	$ 15,671	$ 14,243	$ 14,939	$ 17,223
C000218423
Account Value [Line Items]
Line Graph and Table Measure Name				Class 2
Accumulated Value	$ 10,000		$ 12,852			$ 16,510		$ 19,208		$ 17,499		$ 18,406		$ 21,280
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Index Total Return
Accumulated Value		10,000			11,177		11,367		10,089		10,865		10,525		13,379	15,532	14,303	15,072	17,450
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Index Total Return
Accumulated Value	10,000		12,867			16,356		18,988		17,485		18,426		21,333
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,265		$ 10,628		$ 10,630		$ 11,556		$ 12,424		$ 12,232	$ 10,641	$ 11,229	$ 11,369	$ 12,199
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,240			$ 10,083		$ 8,771		$ 9,256		$ 9,371		$ 10,056